COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease related assets and liabilities recorded on the Company's balance sheets

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2025 and 2024:

	June 30,
	2025	2024
Right-of-use assets - non current	¥820,786	¥154,613
Total operating lease assets	¥820,786	¥154,613

Operating lease liabilities - current	¥201,313	¥67,938
Operating lease liabilities – long-term	621,962	91,471
Total operating lease liabilities	¥823,275	¥159,409

Schedule of future minimum payments under non-cancelable operating leases

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2025 (in thousands):

Years Ending June 30,	Operating Leases
2026	¥221,836
2027	178,199
2028	142,119
2029	53,866
2030	52,145
Thereafter	259,091
Total	907,256
Less: lease amount representing interest	(83,981)
Present value of operating lease liabilities	¥823,275

Schedule of finance lease related assets and liabilities recorded on company's balance sheets

The following table (in thousands) presents the finance lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2025 and 2024:

	June 30,
	2025	2024
Right-of-use assets - non current	¥85,444	¥75,881
Total finance lease assets	¥85,444	¥75,881

Finance lease liabilities - current	¥28,464	¥23,172
Finance lease liabilities – long-term	59,122	54,347
Total finance lease liabilities	¥87,586	¥77,519